UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2018

Date of reporting period: July 31, 2018

Item 1.	Schedule of Investments

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR
§§ 210-12.12-12.14], are attached hereto.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 97.4%

	Shares	Value
Argentina — 1.3%
Ternium ADR	476,492	$17,272,835

Brazil — 6.9%
Arezzo Industria e Comercio	42,700	469,856
Banco BTG Pactual*	124,600	653,990
Banco do Brasil*	605,800	5,242,422
Cia de Saneamento de Minas Gerais	45,700	495,318
Construtora Tenda*	4,700	33,334
CSU Cardsystem	138,500	274,542
EDP - Energias do Brasil	1,871,900	6,777,801
Estacio Participacoes	612,300	4,217,077
Grendene	6,988	14,541
Guararapes Confeccoes	19,600	495,157
IRB Brasil Resseguros S	137,300	1,952,336
JBS	3,309,707	7,918,677
Linx	31,900	156,725
Magazine Luiza	146,200	5,122,239
Mahle-Metal Leve	45,700	333,621
Nova Embrapar Participacoes* (A) (B)	854	—
Odontoprev	283,700	1,006,061
Petrobras Distribuidora	562,967	2,942,854
Porto Seguro	333,900	4,402,715
QGEP Participacoes	134,100	584,519
Sao Martinho	96,400	500,839
Seara Alimentos* (A) (B)	911	1
SLC Agricola	140,200	1,970,413
Sul America	378,200	2,244,029
Suzano Papel e Celulose	163,500	1,937,623
T4F Entretenimento	67,000	149,948
Tegma Gestao Logistica	32,600	154,953
Telefonica Brasil ADR	95,027	1,049,098
TIM Participacoes	836,500	2,759,137
TIM Participacoes ADR	380,269	6,244,017
TOTVS	36,800	290,808
Transmissora Alianca de Energia Eletrica	42,200	226,555
Vale*	782,700	11,459,080
Vale ADR, Cl B	973,062	14,265,089
Via Varejo	707,300	4,062,928

		90,408,303

Chile — 0.8%
Cia Cervecerias Unidas ADR	50,378	1,371,793
Enel Americas ADR	971,574	8,520,704
Enel Chile ADR	78,217	410,639

		10,303,136

China — 27.5%
21Vianet Group ADR*	14,875	140,420
51job ADR*	28,330	2,599,844
58.com ADR*	193,283	13,000,215

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Agile Group Holdings	3,154,000	$4,846,095
Agricultural Bank of China, Cl H	42,635,000	20,641,096
Anhui Conch Cement	325,346	1,836,312
Anhui Conch Cement, Cl H	146,500	937,900
Apeloa Pharmaceutical	409,100	456,054
Autohome ADR*	134,133	12,977,368
Baidu ADR*	114,160	28,218,069
Bank of China, Cl H	59,721,000	27,999,985
Bank of Shanghai	282,440	467,527
Baoshan Iron & Steel	1,375,000	1,750,348
China Communications Services, Cl H	2,064,000	1,306,920
China Construction Bank, Cl H	45,615,000	41,319,988
China International Travel Service	215,901	2,221,157
China Lilang	383,000	466,975
China Mobile	216,500	1,952,873
China National Chemical Engineering	515,600	533,236
China Petroleum & Chemical, Cl H	4,984,000	4,806,808
China Resources Cement Holdings	1,418,000	1,615,090
China Resources Sanjiu Medical & Pharmaceutical	154,444	573,523
China Shenhua Energy, Cl H	539,000	1,215,472
China Sports International* (A) (B)	670,000	5,414
China Telecom, Cl H	44,170,000	20,877,775
China United Network Communications	1,148,400	876,462
China Vanke, Cl H	63,900	203,935
China Yuchai International	29,004	578,920
Chongqing Department Store	163,257	798,528
Chongqing Rural Commercial Bank, Cl H	922,000	562,664
CIFI Holdings Group	876,000	569,190
CNOOC	2,931,000	4,899,283
Country Garden Holdings	4,691,000	7,267,448
CSPC Pharmaceutical Group	650,000	1,697,658
Daqin Railway	617,700	809,846
Dare Power Dekor Home	125,070	262,177
Geely Automobile Holdings	1,525,000	3,477,809
Gemdale Properties & Investment	2,770,000	285,856
Greenland Holdings	2,345,129	2,219,224
Greenland Hong Kong Holdings	698,000	253,445
Guangxi Liugong Machinery	845,400	1,435,316
Huayu Automotive Systems	747,460	2,553,397
Hubei Jumpcan Pharmaceutical	62,300	434,042
Hubei Xinyangfeng Fertilizer	103,400	131,778
Hunan Valin Steel*	589,900	870,181
Industrial & Commercial Bank of China, Cl H	43,749,000	32,383,752
Jiangsu Yangnong Chemical	20,400	171,442
Lionco Pharmaceutical Group	49,700	81,759
Liuzhou Iron & Steel	623,000	930,872
Logan Property Holdings	416,000	520,460
Longfor Group Holdings	734,000	2,061,995
Lonking Holdings	3,074,000	1,409,903
Maanshan Iron & Steel, Cl H	3,936,000	2,101,126

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

China — (continued)
Momo ADR*	238,923	$9,800,621
NVC Lighting Holding	340,000	29,456
ORG Technology	111,400	88,937
Overseas Chinese Town Asia Holdings	64,000	28,049
PetroChina, Cl H	13,474,000	10,282,679
Poly Property Group	2,461,000	981,384
Qingling Motors, Cl H	148,000	42,426
Renhe Pharmacy	928,948	1,034,206
SAIC Motor	269,100	1,256,707
Sany Heavy Industry	2,926,750	3,965,786
Shaan Xi Provincial Natural Gas	686,323	782,186
Shandong Sun Paper Industry JSC	533,600	736,324
Shanghai M&G Stationery	52,005	223,134
Shanghai Prime Machinery, Cl H*	184,000	28,131
Shanghai Shimao	844,118	520,579
Shanying International Holding	4,749,100	2,747,959
Shimao Property Holdings	227,500	644,903
Shui On Land	1,063,500	247,954
Sichuan Kelun Pharmaceutical	251,117	1,082,233
Sino-Ocean Group Holding	2,627,500	1,482,960
Sinopec Shanghai Petrochemical, Cl H	2,740,000	1,644,199
Sinotruk Hong Kong	2,525,500	3,577,956
TCL Electronics Holdings	131,000	63,756
Tencent Holdings	359,300	16,259,721
Tianjin Chase Sun Pharmaceutical	464,500	255,164
Tianneng Power International	2,016,000	2,773,941
Tingyi Cayman Islands Holding	542,000	1,252,620
TPV Technology	498,000	51,392
Wangfujing Group	298,696	831,352
Wanhua Chemical Group	28,799	214,985
Weibo ADR*	110,586	9,150,991
Weichai Power, Cl H	4,757,000	5,800,000
Weiqiao Textile, Cl H	891,000	371,200
Xiamen Kingdomway Group	131,018	328,768
Xinyu Iron & Steel	992,800	1,096,567
Yuexiu Property	1,242,000	235,771
Yuzhou Properties	85,000	47,866
YY ADR*	129,854	12,106,288
Zhejiang Conba Pharmaceutical	387,800	403,905
Zhejiang Medicine	425,238	741,278
Zhejiang NHU	682,528	1,674,700
Zhongsheng Group Holdings	1,008,000	2,296,207

		359,800,173

Colombia — 1.3%
Almacenes Exito	390,601	2,202,663
Avianca Holdings ADR	110,718	721,881
Banco de Bogota	1,763	42,634
Ecopetrol ADR	652,109	13,935,569

		16,902,747

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value
Czech Republic — 0.1%
CEZ	37,914	$995,059

Egypt — 0.1%
Commercial International Bank Egypt	7,962	37,417
ElSewedy Electric	22,163	231,254
Emaar Misr for Development SAE*	3,714,822	914,674
Talaat Moustafa Group	227,123	140,316
Telecom Egypt	129,683	101,743

		1,425,404

Greece — 0.1%
Aegean Airlines	16,296	155,113
Eurobank Ergasias*	324,341	335,651
Hellenic Petroleum	51,760	432,756
Motor Oil Hellas Corinth Refineries	39,604	841,002
Public Power *	10,313	21,405

		1,785,927

Hong Kong — 0.7%
Ajisen China Holdings	84,000	34,674
Asia Cement China Holdings	791,500	609,075
Bosideng International Holdings	802,000	120,570
China BlueChemical	546,000	202,427
China Resources Gas Group	78,000	369,675
Chinasoft International*	212,000	165,569
Haier Electronics Group	376,000	1,096,999
HKC Holdings	39,000	33,887
IGG	368,000	475,411
JNBY Design	171,000	402,607
K Wah International Holdings	338,000	195,504
Kingboard Holdings	587,000	2,045,400
Kingboard Laminates Holdings	302,000	360,905
Li Ning*	975,500	1,062,616
Road King Infrastructure	235,000	446,105
Sino Biopharmaceutical	462,000	630,986
Yihai International Holding	290,000	657,659

		8,910,069

Hungary — 0.1%
OTP Bank Nyrt	47,291	1,779,246

India — 9.0%
Abbott India	2,148	240,111
Adani Green Energy*	156,122	137,488
Cyient	15,986	164,169
HCL Technologies	934,768	13,153,432
Hexaware Technologies	161,622	1,096,234
HIL	3,659	112,758
Hindalco Industries	1,502,989	4,676,416
Hinduja Global Solutions	20,490	239,954
Hindustan Petroleum	2,559,224	10,627,014

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

India — (continued)
IFB Industries*	5,269	$81,767
Indian Oil	4,753,922	11,391,599
Infinite Computer Solutions India*	3,858	25,614
Infosys	1,279,734	25,471,066
Jubilant Life Sciences	25,852	278,511
KPIT Technologies	124,946	541,420
Magma Fincorp	14,124	30,848
Majesco*	10,201	67,710
Mindtree	215,044	2,923,116
Mphasis	168,186	2,824,301
National Fertilizers*	50,707	33,269
Nestle India	1,798	276,056
Newgen Software Technologies	13,018	45,658
NIIT Technologies	46,247	827,286
Nucleus Software Exports	12,776	64,368
Oil & Natural Gas	1,357,687	3,280,085
Oracle Financial Services Software	1,425	80,578
Persistent Systems	9,557	116,414
Rain Industries	111,648	319,872
Redington India	53,995	85,024
Sandur Manganese & Iron Ores	2,004	27,765
Sharda Motor Industries	774	25,598
Sonata Software	98,736	496,514
Tata Consultancy Services	836,233	23,655,751
Tech Mahindra	969,742	9,625,134
Vakrangee*	517,187	360,068
VIP Industries	27,789	195,940
West Coast Paper Mills	24,645	99,660
Wipro	360,360	1,452,237
WNS Holdings ADR *	61,835	3,008,891

		118,159,696

Indonesia — 2.0%
Adaro Energy	3,080,088	406,905
Alam Sutera Realty	4,604,200	102,174
Bank Negara Indonesia Persero	10,575,100	5,426,889
Bank Tabungan Negara Persero	3,582,900	586,383
Bukit Asam	4,394,700	1,365,344
Harum Energy	944,700	189,988
Indah Kiat Pulp & Paper	338,000	450,042
Indo Tambangraya Megah	528,700	1,044,018
Indo-Rama Synthetics*	28,500	13,242
Industri Jamu Dan Farmasi Sido Muncul	486,100	27,642
Link Net	305,700	89,675
Telekomunikasi Indonesia Persero	41,678,900	10,318,562
Telekomunikasi Indonesia Persero ADR	65,744	1,612,043
United Tractors	1,581,000	3,864,788

		25,497,695

Malaysia — 2.2%
AFFIN Bank	53,200	33,634

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Malaysia — (continued)
AirAsia X*	213,000	$19,387
Ann Joo Resources	41,100	19,615
Carlsberg Brewery Malaysia	14,100	66,390
Genting	967,300	2,082,134
Hai-O Enterprise, Cl O	35,400	38,317
Hong Leong Bank	72,300	339,001
Hong Leong Financial Group	26,500	117,865
Inari Amertron	53,850	32,456
KSL Holdings*	537,800	117,747
Lingkaran Trans Kota Holdings	61,400	65,554
Lion Industries*	143,600	29,497
Malayan Banking	1,746,700	4,215,283
Malaysia Airports Holdings	541,100	1,231,285
Malaysian Pacific Industries	21,400	56,540
MMC	800	289
Muhibbah Engineering M	90,700	67,830
Petron Malaysia Refining & Marketing	24,800	48,014
Petronas Chemicals Group	408,200	896,735
Public Bank	148,300	877,761
Supermax	97,900	105,245
Tenaga Nasional	4,691,600	18,096,996
Top Glove	60,600	151,165
Uchi Technologies	131,100	99,655
UOA Development	44,200	26,096
ViTrox	18,800	29,599

		28,864,090

Mexico — 0.4%
Alfa, Cl A	84,758	115,419
America Movil ADR, Cl L	107,311	1,836,091
Bio Pappel*	13,442	14,865
Cia Minera Autlan	82,156	75,378
Grupo Comercial Chedraui	90,732	222,379
Grupo Famsa, Cl A*	62,776	42,103
Grupo Financiero Inbursa, Cl O	75,473	124,521
Grupo Simec, Ser B, Cl B*	23,591	77,224
Industrias Bachoco	31,044	153,240
Industrias Bachoco ADR	945	55,887
Mexichem	280,958	983,170
Wal-Mart de Mexico	594,220	1,734,732

		5,435,009

Peru — 1.3%
Southern Copper	344,415	17,000,324

Philippines — 0.0%
Bloomberry Resorts*	1,995,400	393,782
Cebu Air	9,260	12,267
East West Banking*	133,650	36,341
Melco Resorts And Entertainment Philippines*	1,373,700	178,228

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Philippines — (continued)
Petron	259,800	$43,443

		664,061

Poland — 2.5%
Asseco Poland	16,660	210,239
CD Projekt*	115,479	6,240,485
Enea*	138,973	364,288
Energa*	295,160	722,818
Jastrzebska Spolka Weglowa*	59,471	1,283,898
LiveChat Software	7,361	64,452
LPP	878	2,156,141
PGE Polska Grupa Energetyczna*	377,796	1,016,153
PKP Cargo*	2,618	34,384
PlayWay	883	39,744
Polski Koncern Naftowy ORLEN	667,325	16,915,475
Polskie Gornictwo Naftowe i Gazownictwo*	2,063,099	3,116,072
Tauron Polska Energia *	184,337	113,486

		32,277,635

Qatar — 0.4%
Barwa Real Estate	251,927	2,511,659
Ooredoo QPSC	26,239	506,619
Qatar Fuel QSC	2,112	84,689
Qatar Islamic Bank SAQ	2,873	104,946
Qatar National Bank QPSC	15,982	768,154
Qatar Navigation QSC	2,126	38,246
United Development QSC	224,487	857,009

		4,871,322

Russia — 2.0%
Globaltrans Investment GDR	125,130	1,438,995
MegaFon PJSC GDR*	13,927	133,003
Novolipetsk Steel PJSC GDR	155,350	4,017,351
Sberbank of Russia PJSC ADR	1,290,672	18,185,568
Severstal PJSC GDR	62,725	1,023,672
Tatneft PJSC ADR	22,690	1,565,610

		26,364,199

South Africa — 4.3%
African Rainbow Minerals	26,095	224,971
Allied Electronics, Cl A*	33,728	40,215
Alviva Holdings	11,326	16,085
Anglo American Platinum	6,990	214,730
Astral Foods	45,605	1,011,328
Barloworld	88,861	855,711
Clover Industries	26,475	32,854
Exxaro Resources	122,824	1,207,952
FirstRand	3,824,862	20,121,374
Kumba Iron Ore	168,237	3,714,310
Lewis Group	21,364	48,512
Liberty Holdings	77,883	683,158
Massmart Holdings	23,487	210,032
Merafe Resources	952,259	109,924

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

South Africa — (continued)
MiX Telematics ADR	19,673	$344,671
MMI Holdings	3,646,920	4,708,384
Mondi	148,674	4,076,948
Peregrine Holdings	18,277	28,996
Sappi	357,185	2,545,799
Standard Bank Group	855,297	13,241,108
Telkom	735,366	2,814,133

		56,251,195

South Korea — 16.9%
AK Holdings	2,836	195,717
Chong Kun Dang Pharmaceutical	1,709	159,648
CJ Corp	74,018	9,296,499
Com2uSCorp	1,377	186,981
Danawa	8,021	116,517
DGB Financial Group	74,425	622,066
Dongkuk Steel Mill	37,908	259,237
Dongyang E&P	15,443	141,502
F&F	22,061	1,538,245
GS Engineering & Construction	7,350	297,640
Hana Financial Group	499,848	20,062,732
Handsome	8,497	286,740
Hanwha	283,370	8,144,054
Hanwha Chemical	2,706	51,162
Hite Holdings	5,440	41,044
Hyundai Hy Communications & Network	15,910	59,023
Industrial Bank of Korea	19,319	270,274
Kia Motors	331,542	9,395,147
KoMiCo	8,081	232,248
Korea Gas*	2,832	147,594
KT	413,816	10,542,847
Kumho Petrochemical	1,553	156,876
Kwangju Bank	63,185	621,316
LG Display	610,817	11,603,148
LG Electronics	213,123	14,250,749
LG Uplus	246,700	3,396,219
LS	7,502	502,972
NCSoft	4,891	1,685,497
Neowiz*	10,105	158,081
NICE Information Service	4,483	40,676
POSCO	25,857	7,639,332
Samsung C&T	8,869	979,146
Samsung Electro-Mechanics	6,835	937,891
Samsung Electronics	1,771,433	73,238,972
Samsung SDS	3,027	566,894
Seoyon E-Hwa	57,390	337,573
SK Hynix	389,231	30,027,833
SK Innovation	30,083	5,338,109
SK Telecom	25,663	5,746,732
Tokai Carbon Korea	1,462	93,315
Woori Bank	64,828	979,389

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

South Korea — (continued)
Youngone	4,030	$108,797

		220,456,434

Taiwan — 7.0%
Acer	568,000	463,840
Acter	32,200	236,131
Asia Cement	528,000	703,678
Asustek Computer	65,000	559,466
AU Optronics	11,198,000	4,828,301
Cheng Uei Precision Industry	105,000	113,527
China Development Financial Holding	1,819,000	665,473
Chipbond Technology	299,000	642,654
Chong Hong Construction	180,000	546,221
Compal Electronics	336,000	208,532
Coretronic	203,000	315,633
Darfon Electronics	575,000	1,033,024
Eva Airways	287,000	141,559
Far Eastern New Century	251,000	267,283
Formosa Chemicals & Fibre	78,000	307,016
Formosa Petrochemical	460,000	1,810,610
Fu Yu Property	27,000	18,521
Fubon Financial Holding	5,128,520	8,493,368
Gigabyte Technology	167,000	334,938
Global Brands Manufacture	294,643	152,066
Globalwafers	85,000	1,435,454
Good Will Instrument	26,000	20,213
Harvatek	102,000	60,306
Hon Hai Precision Industry	4,412,561	12,078,546
Innolux	24,280,640	9,120,904
Inventec	687,000	548,676
Lion Travel Service	16,000	55,661
Micro-Star International	497,000	1,704,612
Nanya Technology	354,000	908,878
Novatek Microelectronics	279,000	1,348,795
Pegatron	4,590,343	10,211,092
Phison Electronics	14,000	116,156
Radiant Opto-Electronics	238,000	502,215
Shanghai Commercial & Savings Bank	222,938	262,597
Shin Kong Financial Holding	3,790,000	1,436,075
Sino-American Silicon Products	485,000	1,663,455
Star Comgistic Capital*	342,000	135,173
Taita Chemical*	149,000	70,816
Taiwan High Speed Rail*	120,000	97,406
Taiwan Semiconductor Manufacturing	170,000	1,366,042
Taiwan Surface Mounting Technology	676,829	588,085
TCI	18,000	341,020
Uni-President Enterprises	37,000	97,655
United Microelectronics	28,366,000	16,261,295
Winbond Electronics	9,982,625	6,505,304
Wistron	739,866	571,563
Wiwynn	46,504	559,008

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Taiwan — (continued)
Yea Shin International Development	172,000	$112,086
Yuanta Financial Holding	1,741,000	801,859
ZongTai Real Estate Development	162,000	104,246

		90,927,034

Thailand — 5.6%
Bangchak NVDR	2,512,200	2,642,831
Bangkok Bank	136,200	843,319
Bangkok Bank NVDR	108,800	673,664
Banpu NVDR	2,242,700	1,422,331
Beauty Community NVDR	519,700	121,841
Diamond Building Products NVDR	134,500	23,245
Esso Thailand NVDR	3,028,900	1,301,872
Indorama Ventures NVDR	362,000	647,400
Jubilee Enterprise NVDR	23,500	15,257
Krung Thai Bank	5,768,200	3,294,133
Krung Thai Bank NVDR	12,037,600	6,874,493
Land & Houses NVDR	990,300	357,187
Mega Lifesciences NVDR	103,200	126,402
Polyplex Thailand NVDR	100,300	51,552
PTT NVDR	14,973,000	23,064,811
PTT Exploration & Production NVDR	915,500	3,811,144
PTT Global Chemical NVDR	4,974,100	12,222,203
Quality Houses NVDR	1,045,500	109,358
Sena Development	366,544	41,865
Siam Cement NVDR	45,600	614,031
Siam Commercial Bank NVDR	76,700	322,753
Star Petroleum Refining NVDR	5,954,800	2,613,167
Thai Airways International NVDR*	392,300	165,080
Thai Oil NVDR	1,352,400	3,262,101
Thanachart Capital	3,005,900	4,630,369
Thanachart Capital NVDR	2,649,100	4,080,745

		73,333,154

Turkey — 4.5%
Akbank Turk	1,736,933	2,549,594
Albaraka Turk Katilim Bankasi	144,204	38,353
Anadolu Cam Sanayii	100,262	69,209
Dogan Sirketler Grubu Holding*	1,106,919	224,732
Eregli Demir ve Celik Fabrikalari	7,327,031	16,422,784
Ford Otomotiv Sanayi	34,202	409,688
Haci Omer Sabanci Holding	2,062,483	3,555,067
KOC Holding	533,574	1,506,855
Pegasus Hava Tasimaciligi*	84,059	492,868
Tekfen Holding	26,121	103,413
Torunlar Gayrimenkul Yatirim Ortakligi‡	472,969	223,737
Trakya Cam Sanayii	1,373,640	1,227,087
Turk Hava Yollari*	1,579,087	5,539,869
Turk Sise ve Cam Fabrikalari	6,318,477	6,414,046
Turkiye Garanti Bankasi, Cl C	928,586	1,340,422
Turkiye Halk Bankasi	2,287,794	3,218,843

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Turkey — (continued)
Turkiye Is Bankasi, Cl C	6,564,295	$6,770,200
Turkiye Vakiflar Bankasi TAO, Cl D	9,197,288	7,693,194
Vestel Elektronik Sanayi ve Ticaret *	258,319	486,168

		58,286,129

United Arab Emirates — 0.4%
Air Arabia	1,163,854	339,034
Aldar Properties PJSC	466,582	257,861
Dana Gas PJSC	4,596,282	1,363,938
Emaar Properties PJSC	1,520,059	2,185,021
Emirates NBD PJSC	173,197	497,455
Orascom Construction	4,090	33,313
Union National Bank PJSC	93,728	89,055

		4,765,677

United Kingdom — 0.0%
Magnitogorsk Iron & Steel Works PJSC GDR	48,550	469,479

TOTAL COMMON STOCK (Cost $1,070,879,090)		1,273,206,032

PREFERRED STOCK — 1.5%

Brazil — 1.5%
Banco do Estado do Rio Grande do Sul	117,500	495,571
Braskem, Cl A	213,210	3,107,857
Cia Energetica de Minas Gerais	1,453,916	3,164,813
Cia Ferro Ligas da Bahia - FERBASA*	30,400	153,567
Metalurgica Gerdau, Cl A	1,343,100	2,766,143
Petroleo Brasileiro*	1,320,400	6,933,920
San Carlos Empreendimentos e Participacoes* (A) (B)	455	—
Telefonica Brasil	243,700	2,677,044

		19,298,915

TOTAL PREFERRED STOCK (Cost $27,468,604)		19,298,915

WARRANTS — 0.0%

	Number of Warrants

Thailand — 0.0%
Jasmine International, Expires 12/31/20 *	1	—

TOTAL WARRANTS (Cost $—)		—

TOTAL INVESTMENTS— 98.9% (Cost $1,098,347,694)		$1,292,504,947

Percentages are based on Net Assets of $1,306,502,980.

*	Non-income producing security.
‡	Real Estate Investment Trust

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

(A)

Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of July 31, 2018 was $5,415 and represented 0.0% of Net Assets.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QPSC — Qatari Public Shareholding Company

QSC — Qatari Shareholding Company

SAQ — Societe Anonyme Qatar

Ser — Series

The summary of inputs used to value the Portfolio’s net assets as of July 31, 2018 was as follows:

Investments in Securities	Level 1	Level 2	Level 3†	Total
Common Stock
Argentina	$17,272,835	$—	$—	$17,272,835
Brazil	90,408,302	—	1^	90,408,303
Chile	10,303,136	—	—	10,303,136
China	359,794,759	—	5,414	359,800,173
Colombia	16,902,747	—	—	16,902,747
Czech Republic	995,059	—	—	995,059
Egypt	1,425,404	—	—	1,425,404
Greece	1,785,927	—	—	1,785,927
Hong Kong	8,910,069	—	—	8,910,069
Hungary	1,779,246	—	—	1,779,246
India	118,159,696	—	—	118,159,696
Indonesia	25,497,695	—	—	25,497,695
Malaysia	28,864,090	—	—	28,864,090
Mexico	5,435,009	—	—	5,435,009
Peru	17,000,324	—	—	17,000,324
Philippines	664,061	—	—	664,061
Poland	32,277,635	—	—	32,277,635
Qatar	4,871,322	—	—	4,871,322
Russia	26,364,199	—	—	26,364,199
South Africa	56,251,195	—	—	56,251,195
South Korea	220,456,434	—	—	220,456,434
Taiwan	90,927,034	—	—	90,927,034
Thailand	73,333,154	—	—	73,333,154
Turkey	58,286,129	—	—	58,286,129
United Arab Emirates	4,765,677	—	—	4,765,677
United Kingdom	469,479	—	—	469,479

Total Common Stock	1,273,200,617	—	5,415	1,273,206,032
Preferred Stock
Brazil	19,298,915	—	—^	19,298,915

Total Preferred Stock	19,298,915	—	—	19,298,915
Warrants	—^	—	—	—

Total Investments in Securities	$1,292,499,532	$—	$5,415	$1,292,504,947

†

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Represents securities in which the value is $0 or has been rounded to $0.

Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded. There were no other significant transfers between Level 1, Level 2 and Level 3 assets for the period ended July 31, 2018. All other transfers were considered to have occurred as of the end of the period.

THE ADVISORS’ INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JULY 31, 2018
(Unaudited)

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

ACA-QH-003-2300

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2018

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2018